Subsequent events	12 Months Ended
Oct. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

23. Subsequent events

Subsequent to October 31, 2020:

(a) The Company secured seven (7) private placements with investors consisting of common shares with no warrants pursuant to prospectus and registrations set forth in applicable securities law. It realized net proceeds of $46,200 CDN and $60,000 USD and issued a total of 3,542,223 common shares.

(b) The Company settled interest debt of $204,233 CDN and $30,200 USD with the issuance of 6,953,755 common shares.

(c) The Company repaid $25,000 CDN of convertible debentures. It also converted $40,000 CDN and $111,520 USD of convertible debentures through the issuance of 3,712,672 common shares.

(d) The Company extended convertible debentures that were within 3 months of maturity date from October 31, 2020. Extension terms ranged from three (3) months to nine (9) months.

(e) The Company secured $52,000 in convertible debentures with a 12 month term and conversion features which become effective six months after initiation date.

(f) On November 13, 2020, the Company issued 6.5 million common stock options to directors, officers, employees and one consultant at a strike price of $0.05 USD ($0.07 CDN) per share. These stock options vested in full immediately upon issuance and have a 5 year term, expiring on November 13, 2025, if unexercised by that date.

(g) The Company received an additional $20,000 CDN ($15,125 USD) loan under the Canadian government’s CEBA loan program under the same terms as the original loan of $40,000 secured in April 2020 (Note 10).

(h) With respect to the Company’s litigation with Mr Van Fleet (Note 19(b)), the court ultimately extended his time to January 11, 2021 to submit opposition to the Company’s motion to dismiss Mr Van Fleet’s claims. The court also extended the deadline for him to submit his reply papers to January 20, 2021. Mr Van Fleet has failed to reply to the court within the prescribed timelines that the court set out and the Company’s motion to strike his claims is unopposed. The Company is currently pursuing potential damage claims against Mr. Van Fleet.